ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies
ACCOUNTING POLICIES

These consolidated annual financial statements have been prepared using the following accounting policies:

a)	New accounting policy – IFRS 16

The Company has adopted IFRS 16 Leases (“IFRS 16”) which is effective for annual periods beginning on or after January 1, 2019. IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize a right-of-use asset and a lease liability for all leases unless the lease term is 12 months or less or the underlying asset has a low value.

For new leases, the right-of-use asset is initially measured at the amount of the liability plus any initial direct costs. After lease commencement, the lessee shall measure the right-of-use asset at cost less accumulated depreciation and accumulated impairment. A lessee shall either apply IFRS 16 with full retrospective effect or alternatively not restate comparative information but recognise the cumulative effect of initially applying IFRS 16, if any, as an adjustment to opening equity at the date of initial application. The adoption of IFRS 16 did not have an impact on the Company’s consolidated annual financial statements as at the date of adoption. Subsequent to January 1, 2019, the Company entered into a lease agreement which was in scope of IFRS 16 (Note 8).

b)	New accounting policy – Flow-through units and shares

The Company may, from time to time, issue flow-through common shares or units to finance a portion of its Canadian exploration programs. Pursuant to the terms of the flow-through share agreements and the Income Tax Act (Canada) (the “ITA“), these equity instruments transfer the tax deductibility of qualifying resource expenditures to investors.

Upon the issuance of a flow-through share, the Company bifurcates the flow-through share into i) fair value of capital stock issued, based on market price at time of issuance, and ii) the residual as a flow-through share premium, which is recognized as a liability. Upon the issuance of a flow-through unit, the Company bifurcates the flow-through unit into i) relative fair value of capital stock issued, ii) relative fair value of a warrant, and iii) the residual as a flow-through share premium, which is recognized as a liability.

Upon incurring qualifying expenses the Company derecognizes the flow-through share premium liability and recognizes a credit to deferred tax expense (recovery). Proceeds received from the issuance of flow-through shares are to be used for Canadian resource property exploration expenditures within a certain time period as prescribed by the Government of Canada’s flow-through regulations, as contained in the ITA. The portion of the proceeds received but not yet expended at the end of the Company’s relevant reporting period is disclosed separately in the notes to the financial statements as flow-through expenditure commitments (Note 12). The Company is also subject to Part XII.6 of the ITA, which imposes a tax on flow-through proceeds renounced under the “Look-back Rule”, in accordance with the Government of Canada’s flow-through regulations. When applicable, this tax is accrued until paid.

c)	Financial Instruments

(i)	Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, at the time of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

Upon the adoption of IFRS 9, the Company made an irrevocable election to classify marketable securities and mineral property investments (First Mining’s 10% equity interest in a group of privately held companies that own the Duparquet Gold Project) as FVTOCI given they are not held for trading and are instead held as strategic investments that align with the Company’s corporate objectives.

(ii)	Measurement

Financial assets at FVTOCI

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses recognized in other comprehensive income (loss).

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of net (loss) income. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of net (loss) income in the period in which they arise. Where management elected to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive income (loss).

(iii)	Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

At each reporting date, the Company measures the loss allowance for a financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company recognizes in the consolidated statements of net (loss) income, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

(iv)	Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of net (loss) income. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within accumulated other comprehensive income (loss).

Financial liabilities

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statements of net (loss) income.

d)	Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term deposits that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The carrying amounts approximate fair value due to the short-term maturities of these instruments.

e)	Mineral Properties

Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation expenditures are recognized and capitalized, in addition to the acquisition costs. These direct expenditures include such costs as mineral concession taxes, option payments, wages and salaries, surveying, geological consulting and laboratory costs, field supplies, travel and administration. Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the period in which they are incurred.

The Company may occasionally enter into option or royalty arrangements, whereby the Company will transfer part of its mineral properties, as consideration, for an agreement by the transferee to meet certain exploration and evaluation expenditures which would have otherwise been undertaken by the Company. Any cash consideration received from the agreement is credited against the costs previously capitalized to the mineral interest given up by the Company, with any excess cash accounted for as a gain on disposal.

The Company assesses exploration and evaluation assets for impairment when facts and circumstances suggest that the carrying amount of an asset may exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell and value in use.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and is classified as ‘mines under construction’. Exploration and evaluation assets are also tested for impairment before the assets are transferred to development properties.

f)	Impairment of Non-Financial Assets

Mineral properties are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly. An impairment loss is charged to profit or loss.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash flows (cash-generating units). As a result, some assets may be tested individually for impairment and some are tested at a cash-generating unit level.

Impairment reviews for the Company’s exploration and evaluation stage mineral properties are carried out on a property by property basis, with each property representing a single cash generating unit. An impairment review for an exploration and evaluation asset is undertaken when indicators of impairment arise, but typically when one of the following circumstances apply:

●	The right to explore the area has expired or will expire in the near future with no expectation of renewal;

●	Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;

●	No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and

●	Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

g)	Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation and, where applicable, the initial estimation of any asset retirement obligation.

The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset.

Depreciation is recognized in profit or loss on a straight-line basis over the following estimated useful lives:

Buildings	10 years
Machinery and equipment	5 years
Furniture and fixtures	5 years
Vehicles	5 years
Computer equipment	3 years
Computer software	1 year

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

h)	Environmental Reclamation Provision

The Company is subject to various government laws and regulations relating to environmental disturbances caused by exploration and evaluation activities. The present value of the estimated costs of legal and constructive obligations required to restore the exploration sites is recognized in the year in which the obligation is incurred. The nature of the reclamation activities includes restoration and revegetation of the affected exploration sites.

When a liability is recognized, the present value of the estimated costs (discounted using a risk-free rate) is capitalized by increasing the carrying amount of the related exploration property. Over time, the discounted liability is increased for the changes in present value based on current market discount rates and liability specific risks.

Additional environment disturbances or changes in reclamation costs will be recognized as additions to the corresponding assets and reclamation provision in the year in which they occur.

i)	Income Taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting year the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

j)	Share Capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction,

net of tax, from the proceeds.

Consideration received from a private placement financing involving units consisting of common shares and warrants is allocated to the share capital and the warrant reserve accounts using the relative fair value method. As prescribed by this method, the consideration is allocated to the value of share capital and warrant reserve on a pro rata basis. The share capital is valued at the closing share price of the Company on the completion date of the private placement and the warrant reserve is valued using the Black-Scholes option pricing model.

k)	Loss per Share

Basic loss per share is calculated by dividing the net loss for the year by the weighted average number of shares outstanding during the year. Diluted loss per share is calculated using the treasury stock method. Under the treasury stock method, the weighted average number of shares outstanding used in the calculation of diluted income or loss per share assumes that the deemed proceeds received from the exercise of stock options, share purchase warrants and their equivalents would be used to repurchase common shares of the Company at the average market price during the year, if they are determined to have a dilutive effect. In periods when the Company has generated a net loss, stock options and share purchase warrants are not included in the computation of diluted loss per share as they are anti-dilutive.

l)	Share-based Payments

Where equity-settled share options are granted to employees, the fair value of the options at the date of grant, measured using the Black-Scholes option pricing model, is charged to the statement of comprehensive loss or capitalized to mineral properties over the vesting period using the graded vesting method. Performance vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Charges for options that are forfeited before vesting are reversed from share-based payment reserve.

Where equity-settled share options are granted to non-employees, they are measured at the fair value of the goods or services received. However, if the value of goods or services received in exchange for the options cannot be reliably estimated, the options are measured using the Black-Scholes option pricing model.

All equity-settled share-based payments are reflected in share-based payment reserve, until exercised. Upon exercise, shares are issued from treasury and the amount reflected in share-based payment reserve is credited to share capital, together with any consideration received.

m)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segment.

n)	Accounting Policy Judgments and Estimation Uncertainty

The preparation of financial statements requires the use of accounting estimates. It also requires management to exercise judgment in the process of applying its accounting policies. Estimates and judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. The use of judgments, estimates and assumptions affects the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The following discusses accounting policy judgments and the sources of estimation uncertainty that may result in material changes in the carrying amount of assets or liabilities within the next year:

(i)	Accounting policy judgements

Impairment of Mineral Properties

In accordance with the Company’s accounting policy for its mineral properties, exploration and evaluation expenditures on mineral properties are capitalized. There is no certainty that the expenditures made by the Company in the exploration of its property interests will result in discoveries of commercial quantities of minerals. The Company applies judgment to determine whether indicators of impairment exist for these capitalized costs.

Management uses several criteria in making this assessment, including the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of mineral properties are budgeted, and evaluation of the results of exploration and evaluation activities up to the reporting date.

(ii)	Estimation Uncertainty

Determining Amount and Timing of Reclamation Provisions

A reclamation provision represents the present value of estimated future costs for the reclamation of the Company’s mineral properties. These estimates include assumptions as to the future activities, cost of services, timing of the reclamation work to be performed, inflation rates and interest rates. The actual cost to reclaim a mine or exploration property may vary from the estimated amounts because there are uncertainties with respect to the extent of required future remediation activities, as studies are currently ongoing, and uncertainties in factors used to estimate the cost and potential changes in regulations or laws governing the reclamation of a mineral property. Management periodically reviews the reclamation requirements and adjusts the liability as new information becomes available and will assess the impact of new regulations and laws as they are enacted.

Valuation of Mineral Property Investments

The Company makes estimates and assumptions that affect the carrying value of its mineral property investments, which are comprised of equity interests in the shares of private companies. These financial assets are designated as fair value through other comprehensive income (loss), and management needs to determine the fair value as at each period end. As there is no observable market data which can be used to determine this fair value, management uses property specific and market based information to determine whether a significant change in the fair value of these investments has occurred. Changes to the property specific and market based variables could result in the fair value being less than or greater than the amount recorded.

o)	Accounting Standards Issued but Not Yet Applied

There are no IFRS or International Financial Reporting Interpretations Committee interpretations that are not yet effective that would be expected to have a material impact on the Company’s consolidated financial statements.